Treasury Shares - Summary of Treasury Shares (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 shares
SK Holdings Co., Ltd. [member]
Treasury shares transaction [line items]
Number of treasury shares decreased	1,260,668